Right to Use Assets and Lease Liabilities - Operating Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Lessee, Operating Leases [Text Block]

Note 7 - Right to Use Assets and Lease Liabilities – Operating Leases

The Company has operating leases for its clinic with a remaining lease term of approximately 7.2 years. The Company’s lease expense was entirely comprised of operating leases. Lease expense for the three months ended June 30, 2022 and 2021 amounted to approximately $199,800 and $38,500, respectively. Lease expense for the six months ended June 30, 2022 and 2021 amounted to approximately $389,300 and $59,200, respectively.

The Company’s ROU asset amortization for the three months ended June 30, 2022 and 2021 was approximately $85,200 and $18,500, respectively. The Company’s ROU asset amortization for the six months ended June 30, 2022 and 2021 was approximately $165,700 and $24,700, respectively.

The difference between the lease expense and the associated ROU asset amortization consists of interest at a rate of 12% per annum.

As of June 30, 2022, the Company had total operating lease liabilities of approximately $4.4 million and right-of-use assets of approximately $3.9 million, which were included in the condensed consolidated balance sheet.

Right to use assets – operating leases are summarized below:

	June 30,	December 31,
	2022	2021
Right to use assets, net	$3,883,529	$3,886,866

Right to use assets – operating leases are summarized below:
	June 30,	December 31,
	2022	2021
Lease liability	$4,393,664	$4,134,802
Less: current portion	(260,700)	(161,838)
Lease liability, non-current	$4,132,964	$3,972,964

Maturity analysis under these lease agreements are as follows:

For the twelve months ended June 30, 2023	$746,876
For the twelve months ended June 30, 2024	907,369
For the twelve months ended June 30, 2025	897,472
For the twelve months ended June 30, 2026	916,801
For the twelve months ended June 30, 2027	937,074
Thereafter	2,361,735
Total	6,767,327
Less: Present value discount	(2,373,663)
Lease liability	$4,393,664

Note 7 - Right to Use Assets and Lease Liabilities – Operating Leases

The Company has an operating lease for its clinic with a remaining lease term of approximately 7.5 years. The Company’s lease expense was entirely comprised of operating leases. Lease expense for the years ended December 31, 2021 and 2020 amounted to $351,854 and $10,642, respectively. The Company’s ROU asset amortization for the years ended December 31, 2021 and 2020 was $162,276 and $4,318, respectively. The difference between the lease expense and the associated ROU asset amortization consists of interest at a rate of 12% per annum.

Right to use assets – operating leases are summarized below:

	December 31, 2021	December 31, 2020
Right to use assets, net	$3,886,866	$310,361

Operating lease liabilities are summarized below:

	December 31, 2021	December 31, 2020
Lease liability	$4,134,802	$321,004
Less: current portion	(161,838)	(8,905)
Lease liability, non-current	$3,972,964	$312,099

Maturity analysis under these lease agreements are as follows:

For the period ended December 31, 2022	$652,653
For the period ended December 31, 2023	888,152
For the period ended December 31, 2024	821,296
For the period ended December 31, 2025	841,600
For the period ended December 31, 2026	860,551
Thereafter	2,478,412
Total	$6,542,664
Less: Present value discount	(2,407,862)
Lease liability	$4,134,802